Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	485,000,000	485,000,000
Common stock, shares issued	89,703,571	89,703,571
Common stock, shares outstanding	89,703,571	89,703,571